Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of provisions for income tax expense/(benefit)

The provisions for income tax expense/(benefit) are summarized as follows (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense/(benefit)	25,903	(72,211)	(5,914)
Deferred tax (benefit)/expense	(5,322)	1,817	18,890
Income tax expense/(benefit)	20,581	(70,394)	12,976

Components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations

The components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations are as follows (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income/(loss) arising from PRC operations	(235,019)	(158,671)	(85,525)
Income/(loss) arising from non-PRC operations	(17,466)	(37,442)	(10,614)
Income/(loss) before tax	(252,485)	(196,113)	(96,139)
Income tax expense/(benefit) relating to PRC operations	20,581	(6,037)	12,976
Income tax expense/(benefit) relating to non-PRC operations	—	(64,357)	—
Income tax expense/(benefit)	20,581	(70,394)	12,976
Effective tax rate for PRC	(8.8)%	3.8%	(15.2)%
Effective tax rate for the Group	(8.2)%	35.9%	(13.5)%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the Years Ended December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences (1)	(2.4)	24.2	16.3
Change in valuation allowance	(23.6)	(38.7)	(46.4)
Effect of preferential tax treatment	(5.3)	(6.7)	(7.4)
Uncertain tax positions	(0.1)	4.1	1.8
Effect of withholding tax on gain on disposal of available-for-sale debt investments (2)	—	32.8	—
Tax rate difference from statutory rate in other jurisdictions	(1.8)	(4.8)	(2.8)
Effective income tax rate	(8.2)	35.9	(13.5)

Notes:

(1)
Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, as 175% of the research and development expenses could be tax-deductible in 2021 and 2022, and 200% of the research and development expenses could be tax-deductible in 2023, according to policies promulgated by the State Tax Bureau of the PRC.
(2)
Effect of withholding tax on gain on disposal of available-for-sale debt investments represented the differences between the tax calculated based on book gain at the statutory rate and the tax applicable to this transaction.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Effect of preferential tax treatment	(13,468)	(13,050)	(7,139)
Basic net loss per share effect	(0.02)	(0.02)	(0.01)

Tax effects of temporary differences that give rise to deferred tax assets balance

The tax effects of temporary differences that give rise to the deferred tax assets balance as of December 31, 2022 and 2023 are as follows (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Allowances for expected credit loss of receivables	80,025	30,296
Accrued payroll and expenses and others	24,914	26,416
Net operating loss carryforward	247,350	321,276
Less: valuation allowance	(263,229)	(307,818)
Total deferred tax assets, net	89,060	70,170

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	127,809	187,396	263,229
Additions	61,716	75,833	50,151
Reversals	(2,129)	—	(5,562)
Balance as of December 31,	187,396	263,229	307,818

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	28,182	28,330	20,333
Reversal of uncertain tax positions over 10 years	—	(7,997)	(4,236)
Increase related to current year tax positions	148	—	2,501
Balance as of December 31,	28,330	20,333	18,598